Schedule of financial instruments designated for hedge (Details) - 9 months ended Sep. 30, 2021 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
IfrsStatementLineItems [Line Items]
Ending balance | R$		R$ 2,218,878
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Beginning balance	$ 2,371,443
Discontinued hedge | R$		(222,797)
Rebalanced hedge | R$		70,232
Ending balance | R$		R$ 2,218,878
United States of America, Dollars | Future Exports [Member]
IfrsStatementLineItems [Line Items]
Designated balance, beginning	5,274,854
Hedge discontinued	716,000
Rebalance discontinued hedge	180,000
Designations	400,000
Designated balance, ending	$ 5,138,854